Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	10,823,185	711,949
Vanguard Growth and Income Fund Investor Shares	8,267,717	472,087
Vanguard Windsor Fund Investor Shares	22,254,764	467,795
Vanguard Windsor II Fund Investor Shares	9,125,745	352,436
Vanguard Explorer Fund Investor Shares	1,825,405	238,818
Vanguard Mid -Cap Growth Fund	3,482,108	114,944
Total Investment Companies (Cost $1,389,978)		2,358,029
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.107% (Cost $7)	63	7

Total Investments (100.0%) (Cost $1,389,985)		2,358,036
Other Assets and Liabilities -Net (0.0%)		(1,048)
Net Assets (100%)		2,356,988
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

Oct. 31, 2020			Proceeds from	Realized	Change in		Capital Gain	Jan. 31, 2021
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund
	—	NA1	NA1	—	—	—	—	7
Vanguard Explorer Fund	194,568	14,996	6,882	260	35,876	277	14,718	238,818
Vanguard Growth and Income Fund
	383,146	57,799	31	(1)	31,174	3,470	22,749	472,087
Vanguard Mid-Cap Growth Fund
	97,287	7,656	—	—	10,001	166	6,731	114,944
Vanguard U.S. Growth Fund	565,646	65,314	4,855	(12)	85,856	200	26,318	711,949
Vanguard Windsor Fund	388,336	44,439	17,431	(774)	53,225	4,398	28,058	467,795
Vanguard Windsor II Fund	289,801	31,171	—	—	31,464	2,200	19,609	352,436
Total	1,918,784	221,375	29,199	(527)	247,596	10,711	118,183	2,358,036
1 Not applicable—purchases and sales are for temporary cash investment purposes.